Financial liabilities at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 1,436,694	₩ 1,632,457
Securities sold
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	897,129	1,164,697
Stocks
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	387,857	298,008
Municipal bonds
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	503,920	825,942
Other securities
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	5,352	40,747
Gold and silver deposits
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 539,565	₩ 467,760